Commitments and Contingencies - Concentrations of Credit Risk (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Provision for uncollectible premiums receivable	$ 11	$ 12
Funds held, allowance for credit loss	4	4
Deposit contracts, allowance for credit loss	$ 1	$ 1